Other operating income	12 Months Ended
Dec. 31, 2021
Other Income and Expenses [Abstract]
Other operating income

Note 34.     Other operating income

	12 months ended December 31,
USD'000	2021	2020	2019
Other operating income from related parties	71	43	140
Other operating income - other	112	—	40
Total other operating income	183	43	180

In the year 2021, other operating income from related parties was made up of the amounts invoiced by WISeKey to the OISTE Foundation for the use of its premises and equipment (see Note 42).